Leases - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$ 435	$ 371	$ 1,608
Financing cash used in finance leases	150	$ 214	810	$ 1,022	$ 932
Right of use assets obtained in exchange for lease obligations:
Operating leases	$ 2,637		997
Finance leases			$ 74